Significant Accounting Policies (Details) - Schedule of annual rates of depreciation - Bottom of range [member]	12 Months Ended
Dec. 31, 2022
Software [Member]
Significant Accounting Policies (Details) - Schedule of annual rates of depreciation [Line Items]
Estimated useful life of assets	3–5 (mainly 5)
Computers and peripheral equipment [Member]
Significant Accounting Policies (Details) - Schedule of annual rates of depreciation [Line Items]
Estimated useful life of assets	3–5
Office furniture and equipment [Member]
Significant Accounting Policies (Details) - Schedule of annual rates of depreciation [Line Items]
Estimated useful life of assets	7–15 (mainly 7)
Motor vehicles [Member]
Significant Accounting Policies (Details) - Schedule of annual rates of depreciation [Line Items]
Estimated useful life of assets	7